Derivative Instruments (Details) (Futures: Commodity price Equity in broker trading account [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Total Index Series [Member]
Impact of derivative contracts on the statement of financial condition
Asset Derivatives	$ 6,045,011	$ 4,273,704
Liability Derivatives	(6,705,465)	(11,307,783)
Net	(660,454)	(7,034,079)
Agricultural Sector Series [Member]
Impact of derivative contracts on the statement of financial condition
Asset Derivatives	143,072	188,335
Liability Derivatives	(590,699)	(406,588)
Net	(447,627)	(218,253)
Agriculture [Member] | Total Index Series [Member]
Impact of derivative contracts on the statement of financial condition
Asset Derivatives	1,123,319	1,758,810
Liability Derivatives	(4,723,085)	(3,359,771)
Net	(3,599,766)	(1,600,961)
Agriculture [Member] | Agricultural Sector Series [Member]
Impact of derivative contracts on the statement of financial condition
Asset Derivatives	143,072	188,335
Liability Derivatives	(590,699)	(406,588)
Net	(447,627)	(218,253)
Energy [Member] | Total Index Series [Member]
Impact of derivative contracts on the statement of financial condition
Asset Derivatives	924,732	102,759
Liability Derivatives	(351,698)	(1,566,761)
Net	573,034	(1,464,002)
Energy [Member] | Agricultural Sector Series [Member]
Impact of derivative contracts on the statement of financial condition
Asset Derivatives
Liability Derivatives
Net
Metals [Member] | Total Index Series [Member]
Impact of derivative contracts on the statement of financial condition
Asset Derivatives	3,996,960	2,412,135
Liability Derivatives	(1,630,682)	(6,381,251)
Net	2,366,278	(3,969,116)
Metals [Member] | Agricultural Sector Series [Member]
Impact of derivative contracts on the statement of financial condition
Asset Derivatives
Liability Derivatives
Net